37 Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Energy Purchase and Transportation Contracts [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 132,879,053	R$ 137,279,155
Construction of Transmission Grid and Substations [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	12,062	115,732
Construction Of Cutia Wind Farm [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	330,257
Construction Of SHP Bela Vista [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	23,717	111,481
Telecommunications Works [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	132,430	90,769
Acquisition Of Assets For Electricity Distribution [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	978,189	428,441
Gas Purchase Contracts [member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 655,422	R$ 859,211